Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of cash and cash equivalents

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Cash at bank
-RMB deposits	9,339	20,433
-US$ deposits	130,545	1,355,276
-HK$ deposits	70	57
Cash on hand	—	—

	139,954	1,375,766